Label	Element	Value
Virtus Newfleet Multi-Sector Intermediate Bond Series | Virtus Newfleet Multi-Sector Intermediate Bond Series
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Newfleet Multi-Sector Intermediate Bond Series
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The following disclosure is hereby added after the first sentence of the second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus, the summary section of the Series’ Statutory Prospectus and the “More About Principal Investment Strategies” section of the Series’ Statutory Prospectus:

For purposes of this policy, indirect exposure to fixed income securities through investment in mutual funds that invest in such securities will be considered to be investments by the Series in fixed income securities. Mutual funds in which the Series invests may include affiliated funds that are also managed by the Series’ subadviser.

Virtus Newfleet Multi-Sector Intermediate Bond Series | Virtus Newfleet Multi-Sector Intermediate Bond Series | Mutual Fund Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	> Mutual Fund Investing Risk: The Series’ performance may be adversely affected by the assets owned by the other mutual funds in which it invests, and the layering of expenses associated with the Series’ investment in other funds may cost shareholders more than direct investments would have cost.
Virtus Newfleet Multi-Sector Intermediate Bond Series | Virtus Newfleet Multi-Sector Intermediate Bond Series | Affiliated Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	> Affiliated Fund Risk: The Series’ subadviser may select and substitute affiliated and/or unaffiliated mutual funds, which may create a conflict of interest.